Business Segment Information (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Business Segment and Geographical Information (Textual) [Abstract]
Total revenues	$ 1,715,000,000	$ 1,295,000,000
Business Segment and Geographical Information (Additional Textual) [Abstract]
Gross inventory capital expenditures less cost of sales	1,000,000	16,000,000
Development capital	8,000,000	13,000,000
United States [Member]
Business Segment and Geographical Information (Textual) [Abstract]
Total revenues	274,000,000	278,000,000
Segment of assets long-lived	$ 1,800,000,000		$ 1,800,000,000
Maximum [Member]
Business Segment and Geographical Information (Textual) [Abstract]
Total revenues, percentage	10.00%	10.00%
Long-lived assets	10.00%		10.00%